Other Non-Current Financial Assets (Details) - Schedule of Other Non-Current Financial Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Non Current
Deposits	$ 285,509	$ 275,049
Total (A)	285,509	275,049
Current
Deposits	301	305
Advances for network acquisition	2,674,677	2,203,240
Loans and advances to related parties	70,989	35,598
Other loans and advances	304,063	290,433
Total (B)	3,050,030	2,529,576	$ 330
Total (A) + (B)	$ 3,335,539	$ 2,804,625